FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9:          FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities for the year ended December 31, 2022:

	December 31, 2022		December 31, 2021
	Level 1	Level 2	Level 1	Level 2
Financial Assets:
Money market funds	$290	$-	$-	$-
Foreign currency derivative contracts	-	-	-	602
Marketable securities:
U.S. Treasuries	-	68,106	-	-
U.S. Government Agencies	-	17,415	-	-
Total assets measured at fair value	$290	$85,521	$-	$602

Financial Liabilities
Foreign currency derivative contracts	-	(1,577)	-	-
Total liabilities measured at fair value	$-	$(1,577)	$-	$-